Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2017	Sep. 29, 2016	Sep. 28, 2017	Sep. 29, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Earnings Per Share
Net income (in thousands)	$ 23,255	$ 14,219	$ 54,812	$ 26,332	$ 43,039	$ 26,807	$ 15,098
Basic weighted average shares outstanding	94,439,204	83,457,037	89,613,542	83,405,904	83,432,157	83,365,218	83,222,330
Dilutive effect of share based awards	9,460,398	4,911,652	8,452,267	4,846,287	4,998,830	2,915,689	2,429,419
Diluted weighted average shares outstanding	103,899,602	88,368,689	98,065,809	88,252,191	88,430,987	86,280,907	85,651,749
Basic earnings per share	$ 0.25	$ 0.17	$ 0.61	$ 0.32	$ 0.52	$ 0.32	$ 0.18
Diluted earnings per share	$ 0.22	$ 0.16	$ 0.56	$ 0.30	$ 0.49	$ 0.31	$ 0.18